Intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Intangible assets
Schedule of intangible assets

	As of March 31,
	2015	2016
	(in millions of RMB)
Non-compete agreements	3,630	4,284
Developed technology and patents	3,331	3,652
Trade names, trademarks and domain names	2,007	2,222
User base and customer relationships	855	1,234
Licenses and copyrights and others	295	787
Less: accumulated amortization and impairment	(3,543)	(6,809)

Net book value	6,575	5,370

Schedule of estimated future aggregate amortization expenses
Amounts
(in millions of RMB)
For the year ending March 31,
2017	3,103
2018	1,734
2019	449
2020	71
2021	8
Thereafter	5

5,370